Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY:
Summary of Warrant Activity

A summary of warrant activity for the three months ended March 31, 2015 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	1,216,091	$2.01
Warrants granted	2,993,815	1.64
Warrants exercised	—	—
Warrants forfeited or expired	—	—

Outstanding at March 31, 2015	4,209,906	$1.75	5.0	$-

Exercisable at March 31, 2015	3,016,725	$1.65	5.0	$-

A summary of warrant activity for the years ended December 31, 2014 and 2013 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	10,677	$1.08
Warrants granted	205,203	3.34
Warrants exercised	—	—
Warrants forfeited or expired	—	—
Outstanding at December 31, 2013	215,880	$3.23
Warrants granted	1,193,181	2.00
Warrants exercised	(192,970)	3.30
Warrants forfeited or expired	—	—
Outstanding at December 31, 2014	1,216,091	$2.01	5.0	$—
Exercisable at December 31, 2014	215,620	$3.23	5.0	$—

Fair Value of Employee Stock Options Estimated Using Weighted-Average Assumptions

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	For the Years Ended December 31,
	2014	2013
Expected term	5 - 7 years	6.3 - 10 years
Risk Free interest rate	1.57% - 1.72%	2.62%
Dividend yield	0.0%	0.0%
Volatility	27% - 31%	46.3%

Summary of Stock Option Outstanding under Various Plans

Options outstanding at March 31, 2015 under the various plans are as follows:

Plan	Total Number of Options Outstanding under Plans
Equity compensation plans not approved by security holders	900,000
Equity Incentive Plan	342,834
1,242,834

Options outstanding at December 31, 2014 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	900
Equity Incentive Plan	444
1,344

Summary of Stock Option Activity Under All Option Plans

A summary of activity under all option Plans at March 31, 2015 and changes during the three months ended March 31, 2015:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	1,344,300	$3.08	6.53	$-
Options granted	19,734	5.61	-	-
Options exercised	-	-	-	-
Options forfeited or expired	(121,200)	7.32	-	-
Outstanding at March 31, 2015	1,242,834	$2.71	6.17	$-
Exercisable at March 31, 2015	1,049,233	$2.26	6.52	$-
Options available for grant at March 31, 2015	1,408,866

A summary of activity under all option Plans for the years ended December 31, 2014 and 2013 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	1,132	$2.06
Options granted	41	4.35
Options exercised	(43)	1.57
Options forfeited or expired	(11)	1.27
Outstanding at December 31, 2013	1,119	2.17
Options granted	252	7.00
Options exercised	(5)	1.00
Options forfeited or expired	(22)	1.47
Outstanding at December 31, 2014	1,344	$3.08	6.53	$-
Exercisable at December 31, 2014	1,013	$2.17	6.45	$-
Options available for grants at December 31, 2014	1,301

Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share

The following table summarizes the Company’s securities that have been excluded from the calculation of basic and dilutive loss per share as their effect would be anti-dilutive:

	March 31,
	2015	2014

Convertible debt	1,793,409	-
Stock options	1,223,100	1,174,500
Warrants	4,209,906	215,880
Total	7,226,415	1,390,380

The following table reconciles the numerator and denominator for the calculation:

	For the years ended December 31,
	2014	2013
Net (loss) income - basic	$(13,852,249)	$801,352
Denominator – basic:
Weighted average number of common shares outstanding	16,415,152	12,818,487
Basic (loss) earnings per common share	$(0.84)	$0.06
Net (loss) earnings - diluted	$(13,852,249)	$801,352
Denominator – diluted:
Basic weighted average number of common shares outstanding	16,415,152	12,818,487
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	-	349,428
Common share equivalents of convertible debt	-	-
Common share equivalents of outstanding warrants	-	18,450
Diluted weighted average number of common shares outstanding	16,415,152	13,186,365
Diluted (loss) earnings per common share	$(0.84)	$0.06
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	1,136,364	—
Stock options	1,344,300	6,434
Warrants	1,216,091	4,089